Annual Total Returns- Inverse Emerging Markets 2x Strategy Fund (Class H) [BarChart] - Class H - Inverse Emerging Markets 2x Strategy Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.66%	(27.30%)	(0.17%)	(7.06%)	21.16%	(31.89%)	(48.12%)	23.01%	(39.88%)	(57.09%)